Rights-to-Use Lease Assets, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loan interest rate			4.75%
Rental expense	$ 275,047	$ 274,864	$ 74,997
Lease commitment	874,799
Lease commitment within one year	$ 304,432
Weighted-average remaining lease term	2 years 9 months 11 days
Non-cash portion of amortization expense	$ 6,021	23,996	34,327
Lease Agreements [Member]
Cash payment	$ 269,026	$ 246,606	$ 37,721